Registration No. 33-23223
File No. 811-5582

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. __ [   ]

Post-Effective Amendment No. 37 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 36 [X]

OPPENHEIMER CASH RESERVES
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices)               (Zip Code)

(303) 768-3200
(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street
New York, New York 10281-1008
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[   ]           immediately upon filing pursuant to paragraph (b)
[X]           on November 21, 2012, pursuant to paragraph (b)
[   ]           60 days after filing pursuant to paragraph (a)(1)
[   ]           on _____________ pursuant to paragraph (a)(1)
[   ]           75 days after filing pursuant to paragraph (a)(2)
[   ]           on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[X]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment No. 37 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (File No. 811-5582) (the “Registration Statement”) incorporates by reference Parts A, B and C to the Registration Statement filed on August 23, 2012 in connection with Post-Effective Amendment No. 36.  This Amendment is being filed for the sole purpose of designating November 21, 2012 as the new effective date for Post-Effective Amendment No. 36 filed on August 23, 2012.
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of October, 2012.

Oppenheimer Cash Reserves

By: William F. Glavin, Jr.*
William F. Glavin, Jr., President,
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

William L. Armstrong*	Chairman of the Board of Trustees	October 18, 2012
William L. Armstrong

William F. Glavin, Jr.*	President, Principal	October 18, 2012
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	October 18, 2012
Brian W. Wixted	Financial and Accounting Officer

Edward L. Cameron*	Trustee	October 18, 2012
Edward L. Cameron

Jon S. Fossel*	Trustee	October 18, 2012
Jon S. Fossel

Sam Freedman*	Trustee	October 18, 2012
Sam Freedman

Richard F. Grabish*	Trustee	October 18, 2012
Richard F. Grabish

Beverly L. Hamilton*	Trustee	October 18, 2012
Beverly L. Hamilton

Victoria J. Herget*	Trustee	October 18, 2012
Victoria J. Herget

Robert J. Malone*	Trustee	October 18, 2012
Robert J. Malone

F. William Marshall, Jr.*	Trustee	October 18, 2012
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	October 18, 2012
Karen L. Stuckey

James D. Vaughn*	Trustee	October 18, 2012
James D. Vaughn

*By:           /s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact